NET INCOME PER SHARE - Computation of basic and diluted net income per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator
Net income attributable to KE Holdings Inc.	¥ 2,993,975	$ 428,132	¥ 4,064,900	¥ 5,883,224
Net income attributable to KE Holdings Inc.'s ordinary shareholders	¥ 2,993,975	$ 428,132	¥ 4,064,900	¥ 5,883,224
Denominator
Denominator for basic net income per share-weighted average ordinary shares outstanding	3,326,149,994	3,326,149,994	3,409,772,592	3,521,379,938
Denominator for diluted net income per share-weighted average ordinary shares outstanding	3,472,076,149	3,472,076,149	3,537,408,029	3,611,653,020
Net income per share attributable to ordinary shareholders:
- Basic (per share) | (per share)	¥ 0.9	$ 0.13	¥ 1.19	¥ 1.67
- Diluted (per share) | (per share)	¥ 0.86	$ 0.12	¥ 1.15	¥ 1.63
Share options
Denominator
Adjustments for dilutive share options	4,954,186	4,954,186	11,026,547	9,338,346
Restricted shares
Denominator
Adjustments for dilutive share options	113,084,875	113,084,875	104,034,579	72,916,553
Restricted share units
Denominator
Adjustments for dilutive share options	27,887,094	27,887,094	12,574,311	8,018,183